Operating Segments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Goodwill	$ 617,272	$ 495,362
Matrix [Member]
Disclosure of operating segments [line items]
Goodwill	200,440	185,368
Sapiens [Member]
Disclosure of operating segments [line items]
Goodwill	303,955	218,992
Magic [Member]
Disclosure of operating segments [line items]
Goodwill	98,189	91,002
Michpal [Member]
Disclosure of operating segments [line items]
Goodwill	$ 14,688